Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
(11)	Income Taxes
The Company only has operations in the United States. Loss from operations before income taxes is categorized geographically as follows:

	2021	2020
United States	$(759,954)	$(214,447)

Total loss from operations before income taxes	$(759,954)	$(214,447)

The federal and state income tax provision is summarized as follows:

	2021	2020
Current income tax expense:
Federal	$—	$—
State	2	2

Total current income tax expense	2	2

Deferred income tax benefit:
Federal	(3,805)	—
State	(698)	—

Total deferred income tax benefit	(4,503)	—

Total tax benefit (expense)	$(4,501)	$2

The effective tax rate of the Company’s provision for income taxes differs from the federal statutory rate as follows:

	2021	2020
Tax at federal statutory rate	21.0%	21.0%
State income tax, net of federal tax benefit	0.1	—
Stock-based compensation	(0.4)	(1.5)
Research and development credits	2.5	3.5
Liability classified financial instruments	(0.7)	—
Other	(0.1)	0.2
Change in valuation allowance	(21.8)	(23.2)

Total provision for income taxes	0.6%	—%

The tax effects of significant items comprising the Company’s deferred taxes are as follows:

	2021	2020
Deferred tax assets:
Net operating losses	$244,401	$70,125
Tax credits	44,610	21,461
Stock-based compensation	41,462	324
Accrued compensation and related expenses	9,272	2,293
Lease liability	31,466	24,521
Other	1,928	236

Total deferred tax assets	373,139	118,960
Valuation allowance	(330,623)	(87,241)

Total deferred tax assets, net of valuation allowance	42,516	31,719
Deferred tax liabilities:
Depreciation and amortization	(6,529)	(11,040)
Right of use asset	(32,172)	(23,253)
Other	(7,720)	(478)

Total deferred tax liabilities	(46,421)	(34,771)

Total net deferred tax liabilities	$(3,905)	$(3,052)

As of December 31, 2021, the Company had federal and state net operating losses of $913,578 and $728,261, respectively. If not utilized, the federal and state net operating loss carryforwards will begin to expire starting in 2036 and 2029, respectively.
As of December 31, 2021, the Company had federal research and development credits of $41,623, which will begin to expire in 2037 and state research and development credits of $21,358, which will begin to expire in 2032.
Assessing the realizability of the Company’s deferred tax assets is dependent upon several factors, including the likelihood and amount, if any, of future taxable income in relevant jurisdictions during the periods in which those temporary differences become deductible. The Company has evaluated the criteria for realization of deferred tax assets and, as a result, has determined that certain deferred tax assets are not realizable on a more likely than not basis. The valuation allowance increased by $243,382 and $56,716 as of December 31, 2021 and 2020, respectively.
Internal Revenue Code Section 382 and similar state provisions limit the use of net operating losses and tax credit carryforwards in certain situations where changes occur in the stock ownership of a company. In the event the Company has a change of ownership, utilization of net operating losses and tax credit carryforwards may be limited. Certain acquired net operating losses and tax credits are subject to limitations.
The Company recorded cumulative unrecognized tax benefits pursuant to
ASC Subtopic 740-30
in the amount of $17,834 and $5,256, respectively, during the years ended December 31, 2021 and 2020.
The Company’s policy is to recognize interest and penalties related to unrecognized tax benefits within the provision for income taxes. Amounts accrued for interest and penalties were not significant during the years ended December 31, 2021 and 2020.
Changes in balances during 2021 and 2020 and ending balances as of December 31, 2021 and 2020 in gross unrecognized tax benefits were as follows:

	2021	2020
Beginning balance	$5,256	$2,360
Increases related to tax positions taken during a prior year	750	202
Increases related to tax positions taken during the current year	11,962	2,772
Decreases related to tax positions taken during a prior year	(134)	(78)
Decreases related to tax settlements with taxing authorities	—	—

Ending balance	$17,834	$5,256

The Company does not anticipate that the amount of existing unrecognized tax benefits will significantly increase or decrease within the next 12 months. None of the unrecognized tax benefits, if recognized, would have a material effect on the effective tax rate.
The Company files U.S. federal and state income tax returns. The Company is not currently under examination by income tax authorities in any jurisdiction. All tax returns will remain open for examination by the federal and state authorities for three and four years, respectively, from the date of utilization of any net operating losses or credits.